Retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Amounts Recognized in Statements of Financial Position
(b)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Present value of defined benefit obligations	(894,163)	(838,543)	(28,291)
Fair value of plan assets	347,195	360,017	12,146

Net defined benefit liability	(546,968)	(478,526)	(16,145)

Summary of Movements in net Defined Benefit Liability
(c)	Movements in net defined benefit liability are as follows:

	2016
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(844,166)	324,695	(519,471)
Current service cost	(321)	—	(321)
Interest (expense) income	(14,644)	5,768	(8,876)

	(859,131)	330,463	(528,668)

Remeasurements:
Return of plan assets (not including the amount included in interest income or expense)	—	(3,413)	(3,413)
Financial assumption movement effect	(31,294)	—	(31,294)
Experience adjustments	(8,676)	—	(8,676)

	(39,970)	(3,413)	(43,383)

Pension fund contribution	—	25,083	25,083
Paid pension	4,938	(4,938)	—

December 31	(894,163)	347,195	(546,968)

	2017
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability	Net defined benefit liability
	NT$000	NT$000	NT$000	US$000
January 1	(894,163)	347,195	(546,968)	(18,454)
Current service cost	(386)	—	(386)	(13)
Interest (expense) income	(13,236)	5,226	(8,010)	(270)

	(907,785)	352,421	(555,364)	(18,737)

Remeasurements:
Return of plan assets (not including the amount included in interest income or expense)	—	(1,842)	(1,842)	(62)
Financial assumption movement effect	28,506	—	28,506	962
Experience adjustments	24,174	—	24,174	815

	52,680	(1,842)	50,838	1,715

Pension fund contribution	—	26,000	26,000	877
Paid pension	16,562	(16,562)	—	—

December 31	(838,543)	360,017	(478,526)	(16,145)

Principal Actuarial Assumptions
(e)	The principal actuarial assumptions used were as follows:

	2016	2017
Discount rate used in determining present values	1.50%	1.75%
Expected future salary increases	3.50%	3.50%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions

The sensitivity analysis of present value of defined benefit obligations effected by the changes of significant actuarial assumptions at December 31, 2016 and 2017 are shown below:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
December 31, 2016
Effect on present value of defined benefit obligations	(31,294)	32,893	32,174	(30,787)

December 31, 2017
Effect on present value of defined benefit obligations	(27,192)	28,506	27,955	(26,816)

Analysis of Timing of the Future Pension Payment
(g)	As of December 31, 2017, the weighted average duration of that retirement plan is 13.4 years. The analysis of timing of the future pension payment is as follows:

	December 31, 2017
	NT$000	US$000
Within 1 year	28,007	945
1-2 years	31,702	1,070
2-5 years	102,703	3,465
6-10 years	178,720	6,029

	341,132	11,509